Operating Leases (Details) - Supplemental balance sheet information related to leases - Kyle's [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Leases (Details) - Supplemental balance sheet information related to leases [Line Items]
Operating lease right-of-use lease asset	$ 735,074	$ 373,916
Accumulated amortization	68,164	(15,931)
Net balance	666,910	357,985
Lease liability, current portion	112,120	66,803
Lease liability, long term	558,181	291,182
Total operating lease liabilities	$ 670,301	$ 357,985
Weighted Average Remaining Lease Term – operating leases	55 months	44 months
Weighted Average Discount Rate – operating leases	5.50%	5.50%